Cover	May 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2026
Entity File Number	000-52528
Entity Registrant Name	YALE TRANSACTION FINDERS, INC.
Entity Central Index Key	0001311673
Entity Tax Identification Number	76-0736467
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Graubard Miller
Entity Address, Address Line Two	The Chrysler Building
Entity Address, Address Line Three	405 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	(212)
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false